Equity - Issuance of stock and warrants (Details) - USD ($) $ / shares in Units, $ in Thousands												3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 16, 2022	Sep. 15, 2021	Aug. 11, 2021	Jul. 13, 2021	Jun. 28, 2021	Jun. 21, 2021	Jun. 18, 2021	Dec. 03, 2020	Jun. 23, 2020	May 28, 2020	Apr. 15, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 15, 2022	Jul. 16, 2021	Jul. 15, 2021
Equity
Common stock issued for professional services (in shares)										1,000
Number of shares in exchange of warrant exercise																			8,000
Warrant exercise price (in dollars per share)	$ 33.33										$ 0.12							$ 300.00
Warrants exercise price expressed																			95.00%
Issuance of common stock upon exercise of warrants, net of transaction costs (in shares)	74,773						4,000
Percentage of common stock issued					75.00%
Proceeds from warrant exercises											$ 600			$ 2,492	$ 45,616	$ 45,616	$ 679
Payment of credit agreement															10,500	10,500
Stock issued (in shares)						3,754	2,000
Stock options exercised (in shares)		1,454		364			1,838
Proceeds from stock options exercised		$ 200		$ 42			$ 200								417	417
Cashless exercise of warrants (in shares)									1,180
Common stock issued for professional services										$ 200			$ 130		$ 130	$ 130	$ 205
Institutional exercise of warrants (in shares)											101,717
Credit agreement
Equity
Number of shares in exchange of warrant exercise											101,717
Warrant exercise price (in dollars per share)											$ 6.00
Proceeds from warrant exercises											$ 600
Payment of credit agreement					$ 10,500
Minimum
Equity
Warrant exercise price (in dollars per share)																				$ 13.20
Maximum
Equity
Warrant exercise price (in dollars per share)																				$ 15.00
2019 private placement
Equity
Issuance of common stock upon exercise of warrants, net of transaction costs (in shares)						3,754
Proceeds from warrant exercises						$ 100		$ 100
Stock issued (in shares)						2,609		11,600
Restricted Shares
Equity
Common stock issued for professional services (in shares)			750
Contract expiration term			6 months
Restricted stock units
Equity
Stock issued (in shares)																37,986
June 2021 warrants
Equity
Issuance of common stock upon exercise of warrants, net of transaction costs (in shares)					158,588
Proceeds from warrant exercises					$ 45,500
June 2021 warrants | Credit agreement
Equity
Proceeds to repay					10,800
Payment of credit agreement					10,500
Accrued interest					$ 300
New Unregistered Warrants
Equity
Number of shares in exchange of warrant exercise	74,773				118,941
Warrant exercise price (in dollars per share)					$ 300.00
Issuance of common stock upon exercise of warrants, net of transaction costs (in shares)	17,773				142,617
Percentage of common stock issued	100.00%				75.00%
Cash purchase price per share	$ 33.33				$ 4.6875													$ 300.00
Exchange Warrants
Equity
Number of shares in exchange of warrant exercise																			10,098
Warrant exercise price (in dollars per share)																			$ 201.90
New Warrants
Equity
Warrant exercise price (in dollars per share)																			$ 201.90
Warrants term																			5 years
New Warrants | Maximum
Equity
Number of shares in exchange of warrant exercise																			8,000
Series C convertible preferred stock
Equity
Preferred stock liquidation preference per share																$ 274.88
Common Stock
Equity
Common stock issued for professional services (in shares)													750		750	750	564
Issuance of common stock upon exercise of warrants, net of transaction costs (in shares)												57,000		74,773
Stock issued (in shares)																37,986
Stock options exercised (in shares)													1,817		3,654	3,654
Cashless exercise of warrants (in shares)																	665
Institutional exercise of warrants (in shares)													152,715		177,725	177,724	63,877
Common Stock | 2019 private placement
Equity
Stock issued (in shares)						1,145